DERIVATIVE FINANCIAL INSTRUMENTS (Details) $ in Thousands, $ in Millions	6 Months Ended
	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2018 AUD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 AUD ($)	Dec. 31, 2017 USD ($)
DERIVATIVE FINANCIAL INSTRUMENTS
Current derivative financial assets				$ 41		$ 383
Non-current derivative financial assets				221		223
Total financial assets				262		606
Current derivative financial liabilities				14,962		5,618
Non-current derivative financial liabilities				13,326		3,728
Total financial liabilities				28,722		9,346
Derivative notional amount					$ 284
Gain on foreign currency derivative financial instruments	$ 6,838
Gain (Loss) on commodity derivative financial instruments	(23,180)	$ 10,818
Commodity contracts
DERIVATIVE FINANCIAL INSTRUMENTS
Current derivative financial assets				41		383
Non-current derivative financial assets				221		223
Current derivative financial liabilities				14,962		5,618
Non-current derivative financial liabilities				13,326		$ 3,728
Realised losses from derivative contracts	3,900
Unrealised loss on change in fair value of the derivative contracts	19,300
Interest rate swaps
DERIVATIVE FINANCIAL INSTRUMENTS
Current derivative financial liabilities				191
Non-current derivative financial liabilities				$ 243
Derivative notional amount			$ 0
Realised loss related to derivative contracts	0
Unrealised loss on change in fair value of the derivative contracts	$ 400